LONG TERM INCENTIVE PLANS ("LTIP") - Continuity of Share-settled LTIP (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	9,468
Forfeited	(141)
Exercised	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	5,034	6,238
Granted	0	2,124
Forfeited	(1,449)	(486)
Exercised	(826)	(1,104)
Performance adjustment	(138)	(1,738)
Ending shares	2,621	5,034
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	7,383	8,436
Granted	3,006	4,578
Forfeited	(2,444)	(2,195)
Exercised	(3,045)	(3,436)
Performance adjustment	0	0
Ending shares	4,900	7,383